GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             Pinnacle Series Account
                            Annual Report Form N-30D
                         File Nos. 811-04235, 002-96000

The information required to be contained in this report for the period ending December 31, 2003 includes the following previously filed annual report for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000021

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000026

Maxim Series Fund, Inc.
Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000031